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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC.
                 -----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 -----------------------------------------------
                 San Francisco, CA 94111
                 -----------------------------------------------

                 -----------------------------------------------

Form 13F File Number: 28- 10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Downey H. Blount
         -------------------------------
Title:    Senior Vice President
         -------------------------------
Phone:    (415) 955-8122
         -------------------------------

Signature, Place, and Date of Signing:

        Downey H. Blount              San Francisco, CA       7-9-04
   -------------------------------    ------------------    -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                         N/A
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         20
                                        --------------------

Form 13F Information Table Value Total:     $ 201,406
                                        --------------------
                                            (thousands)


List of Other Included Managers:

                                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
------------------------ ---------------  --------- --------  ---------------------  ----------  --------  -------------------------
                                                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
------------------------ ---------------  --------- --------  ----------  ---  ----  ----------  --------  ----------  ------  -----
CANON INC                ADR              138006309    7,113     133,200   SH        SOLE                     133,200
CHINA MOBILE HONG KONG
  LTD                    NOTE 2.25%11/05  16941MAA7   47,495  48,035,000  PRN        SOLE                  48,035,000
CHINA MOBILE HONG KONG
  LTD                    SPONSORED ADR    16941M109    8,481     559,450   SH        SOLE                     559,450
CHINA UNICOM LTD         SPONSORED ADR    16945R104      128      16,200   SH        SOLE                      16,200
CHUNGHWA TELECOM CO LTD  SPONSORED ADR    17133Q205   22,353   1,267,200   SH        SOLE                   1,267,200
CNOOC LTD                SPONSORED ADR    126132109      607      14,200   SH        SOLE                      14,200
HONDA MOTOR LTD          AMERN SHS        438128308    6,129     251,900   SH        SOLE                     251,900
HSBC HOLDINGS PLC        SPON ADR NEW     404280406   21,873     291,997   SH        SOLE                     291,997
HUANENG PWR INTL INC     SPON ADR N       443304100   11,608     321,100   SH        SOLE                     321,100
KOOKMIN BK NEW           SPONSORED ADR    50049M109    4,243     135,509   SH        SOLE                     135,509
KOREA ELEC PWR           SPONSORED ADR    500631106    5,877     641,610   SH        SOLE                     641,610
KT CORP                  SPONSORED ADR    48268K101   14,415     798,590   SH        SOLE                     798,590
NIPPON TELEG & TEL CORP  SPONSORED ADR    654624105    5,465     203,625   SH        SOLE                     203,625
NTT DOCOMO INC           SPONS ADR        62942M201      388      21,400   SH        SOLE                      21,400
PETROCHINA CO LTD        SPONSORED ADR    71646E100    9,473     204,590   SH        SOLE                     204,590
SEMICONDUCTOR MANUFACT   SPONSORED ADR    81663N206    1,484     138,000   SH        SOLE                     138,000
SINA CORP                COM              G81477104    5,536     167,800   SH        SOLE                     167,800
SK TELECOM LTD           SPONSORED ADR    78440P108   15,995     760,600   SH        SOLE                     760,600
TAIWAN SEMICONDUCTOR MFG
  LTD                    SPONSORED ADR    874039100      118      14,231   SH        SOLE                      14,231
PT TELEKOMUNIKASI
  INDONESIA              SPONSORED ADR    715684106   12,626     814,080   SH        SOLE                     814,080

AGGREGATE COLUMN TOTALS                              201,406